Leases (Details) - Schedule of future minimum lease payments under the non-cancellable operating lease	Dec. 31, 2020 USD ($)
Schedule of future minimum lease payments under the non-cancellable operating lease [Abstract]
2021	$ 467,207
2022	109,762
2023	97,566
Future minimum operating lease payments	$ 674,535